                               CHAIRMAN'S LETTER                             1

TO OUR PARTICIPANTS:

We are pleased to present the June 30, 1997, Semi-Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During the first six months of 1997 major U.S. corporations produced equity returns nearly equal to the returns for all of 1996. The stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)), had a total return of 20.1%. The mid-sized and smaller companies lagged considerably, with the Standard & Poor's MidCap 400 (MidCap 400) earning 13.0% and the Russell 2000(R) producing 10.2%. This disparity has caused actively managed funds to lag the large capitalization index fund. The aggressive growth funds and the small cap funds generally returned less than 10%, while the larger capitalization funds earned in excess of 10%, over this time frame. The bond market, as measured by the Merrill Lynch Corporate-Government Index, experienced a return of 5.9%. Lesser quality bonds outperformed higher quality issuers.

The stock market corrected moderately in March and April as economic conditions spurred fears of a Federal Reserve Board tightening with an attendant rise in interest rates. The discount rate was increased by 0.25% in March but subsequent forecasts of slower growth put investors at ease. Growth in the Gross Domestic Product was reported at 4.9% in the first quarter and slowed to 2.2% in the second. Those levels were favorable for corporate profits, and the decline in the second quarter lessened interest rate concerns.

Bond market investors experienced considerable fluctuation as yields on the long term U.S. Government bond dropped to 6.5% in February, rose to 7.2% in April and fell to 6.8% in June. The net effect was a total return of 2.8% as measured by the Merrill Lynch Corporate/Government Master Index.

Major foreign corporations benefitted from a strong dollar and their shares performed well in the local markets. International bonds were the beneficiary of remarkably low inflation and yields fell to twenty year lows. The strength of the dollar against most currencies substantially moderated the indigenous performance of both stocks and bonds.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                    Respectfully,


                                    /s/ STEPHEN D. BICKEL

                                    Stephen D. Bickel, Chairman and CEO
                                    The Variable Annuity Life Insurance Company

August 8, 1997



This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

2                          CHAIRMAN'S LETTER CONTINUED



                                                                                                       SIX MONTH         ONE YEAR
                                             GROUP                            PORTFOLIO   PORTFOLIO   TOTAL RETURN     TOTAL RETURN
                                             UNIT                INDEPENDENCE  DIRECTOR   DIRECTOR       FOR THE     FOR YEAR ENDING
                                            PURCHASE    IMPACT       PLUS          1          2       PERIOD ENDING    DECEMBER 31,
                                            DIVISION   DIVISION    DIVISION    DIVISION   DIVISION    JUNE 30, 1997        1996
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
   AGSPC  International Equities Fund......       -          -         11          11           -        11.32%            5.75%
   Putnam Global Growth Fund...............       -          -          -           -          28        14.86            15.37
   Templeton Foreign Fund..................       -          -          -           -          32        10.64            16.74
   Templeton International Fund............       -          -          -          20           -        13.70            22.50

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund.........       -          -          -          17          17         2.74            12.68
   AGSPC Small Cap Index Fund..............       -          -         14          14           -         9.71            15.57
   Dreyfus Small Cap Portfolio.............       -          -          -          18           -         7.24            15.14
   Putnam New Opportunities Fund...........       -          -          -           -          26         8.90             9.70
   Putnam OTC & Emerging Growth Fund.......       -          -          -           -          27         2.02             3.53

GROWTH
   AGSPC Growth Fund.......................       -          -          -          15          15         8.47            18.18
   AGSPC MidCap Index Fund.................       -          4          4           4           -        12.12            17.61
   American Century -
      Twentieth Century Ultra Fund.........       -          -          -           -          31        15.79            12.43
   Founders Growth Fund....................       -          -          -           -          30        17.68            15.35

GROWTH & INCOME
   AGSPC Growth & Income Fund..............       -          -          -          16           -        12.21            22.10
   AGSPC Social Awareness Fund.............       -          -         12          12          12        20.05            22.75
   AGSPC Stock Index Fund .................   10A, 10B      10D        10C         10C         10C       19.85            21.53
   Neuberger&Berman Guardian Trust.........       -          -          -           -          29        12.55            16.54
   Scudder Growth and Income Fund..........       -          -          -           -          21        17.97            20.63
   Vanguard/Windsor II.....................       -          -          -           -          24        15.81            22.56

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund.........       -          -          -          19           -        14.59            17.40

BALANCED GROWTH - DOMESTIC
   AGSPC Timed Opportunity Fund............       -          5          5           5           -        12.46             9.99
   Vanguard/Wellington Fund................       -          -          -           -          25        12.02            14.69

CURRENT INCOME
   AGSPC Intl Government Bond Fund.........       -          -         13          13          13        (4.09)            3.36

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund.........       -          1          7           7           -         2.35             0.75
   AGSPC Government Securities Fund........       -          -          8           8           -         1.93             0.90
   Vanguard Fixed Income Securities Fund -
      Long-Term Corporate Portfolio........       -          -          -           -          22         2.27            (0.72)
   Vanguard Fixed Income Securities Fund -
      Long-Term U. S. Treasury Portfolio...       -          -          -           -          23         1.34            (3.08)

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund.................       -          2          6           6           6         1.98             3.97

The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                        FINANCIAL STATEMENTS (Unaudited)                       3


STATEMENT OF NET ASSETS
June 30, 1997

ASSETS:                                                                               ALL DIVISIONS
                                                                                      --------------
Total investment in shares of mutual funds, at market (cost $6,620,109,867) ..        $8,642,236,596
Balance due from VALIC general account .......................................             1,894,440
                                                                                      --------------
NET ASSETS ...................................................................        $8,644,131,036
                                                                                      ==============
CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
     (Net of applicable contract loans - partial
        withdrawals with right of reinvestment) ..............................        $8,625,678,378
Reserves for annuity contracts on benefit ....................................            18,452,658
                                                                                      --------------
TOTAL CONTRACT OWNER RESERVES ................................................        $8,644,131,036
                                                                                      ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997

INVESTMENT INCOME:                                                                    ALL DIVISIONS
                                                                                      -------------
Dividends from mutual funds ..................................................        $  63,491,687
                                                                                      -------------
EXPENSES:
Mortality and expense risk charge ............................................           39,920,874
Reimbursement of expenses (Note C) ...........................................             (413,265)
                                                                                      -------------
         Total expenses ......................................................           39,507,609
                                                                                      -------------
NET INVESTMENT INCOME ........................................................           23,984,078
                                                                                      -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments .............................................           64,230,932
Capital gains distributions from mutual funds ................................           18,369,056
Net unrealized appreciation of investments during the period..................          786,820,332
                                                                                      -------------
         Net realized and unrealized gain on investments .....................          869,420,320
                                                                                      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................        $ 893,404,398
                                                                                      =============

STATEMENTS OF CHANGES IN NET ASSETS                                                             ALL DIVISIONS
                                                                                      ------------------------------------
                                                                                       FOR THE SIX            FOR THE
                                                                                       MONTHS ENDED           YEAR ENDED
                                                                                      JUNE 30, 1997       DECEMBER 31, 1996
                                                                                      -------------------------------------
OPERATIONS:
Net investment income ............................................................... $    23,984,078      $    31,159,663
Net realized gain on investments ....................................................      64,230,932           96,618,063
Capital gains distributions from mutual funds .......................................      18,369,056          175,625,286
Net unrealized appreciation of investments during the period ........................     786,820,332          539,282,575
                                                                                      ------------------------------------
         Increase in net assets resulting from operations ...........................     893,404,398          842,685,587
                                                                                      ------------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...................................................................     865,254,106        1,307,543,093
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees .    (144,228,030)        (210,060,345)
Annuity benefit payments ............................................................      (1,116,592)          (1,897,648)
Amounts transferred from VALIC general account ......................................     174,256,794          647,659,402
                                                                                      ------------------------------------
         Increase in net assets resulting from principal transactions ...............     894,166,278        1,743,244,502
                                                                                      ------------------------------------
TOTAL INCREASE IN NET ASSETS ........................................................   1,787,570,676        2,585,930,089

NET ASSETS:
Beginning of period .................................................................   6,856,560,360        4,270,630,271
                                                                                      ------------------------------------
End of period ....................................................................... $ 8,644,131,036      $ 6,856,560,360
                                                                                      ====================================



SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

4                        FINANCIAL STATEMENTS (Unaudited)


                                                                     AGSPC          PUTNAM
STATEMENTS OF NET ASSETS                                         INTERNATIONAL      GLOBAL           TEMPLETON        TEMPLETON
June 30, 1997                                                       EQUITIES        GROWTH            FOREIGN       INTERNATIONAL
                                                                     FUND            FUND              FUND             FUND
                                                                  DIVISION 11     DIVISION 28       DIVISION 32      DIVISION 20
ASSETS:                                                          ------------     -----------       -----------     ------------
Investment in shares of mutual funds, at market ...............  $188,852,339     $ 36,487,847     $115,162,967     $687,544,971
Balance due (to) from VALIC general account....................    (1,459,204)          64,229          283,691       (1,031,150)
                                                                 ------------     ------------     ------------     ------------
NET ASSETS.....................................................  $187,393,135     $ 36,552,076     $115,446,658     $686,513,821
                                                                 ============     ============     ============     ============

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (Net of applicable contract loans - partial withdrawals with right of
  reinvestment)................................................  $187,204,725     $ 36,519,086     $115,413,414     $686,389,945
Reserves for annuity contracts on benefit .....................       188,410           32,990           33,244          123,876
                                                                 ------------     ------------     ------------     ------------
TOTAL CONTRACT OWNER RESERVES .................................  $187,393,135     $ 36,552,076     $115,446,658     $686,513,821
                                                                 ============     ============     ============     ============



STATEMENTS OF NET ASSETS                                           AMERICAN
June 30, 1997                                                      CENTURY-                            AGSPC            AGSPC
                                                                  TWENTIETH         FOUNDERS         GROWTH &          SOCIAL
                                                                   CENTURY           GROWTH           INCOME          AWARENESS
                                                                  ULTRA FUND          FUND             FUND             FUND
                                                                  DIVISION 31      DIVISION 30      DIVISION 16      DIVISION 12
ASSETS:                                                          ------------     ------------     ------------     ------------
Investment in shares of mutual funds, at market ...............  $ 57,808,050     $ 82,204,956     $219,598,359     $169,245,767
Balance due (to) from VALIC general account....................       335,258          685,499          (20,272)         270,862
                                                                 ------------     ------------     ------------     ------------
NET ASSETS.....................................................  $ 58,143,308     $ 82,890,455     $219,578,087     $169,516,629
                                                                 ============     ============     ============     ============

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (Net of applicable contract loans - partial withdrawals with right of
  reinvestment)................................................  $ 58,119,101     $ 82,857,583     $219,559,406     $169,489,455
Reserves for annuity contracts on benefit .....................        24,207           32,872           18,681           27,174
                                                                 ------------     ------------     ------------     ------------
TOTAL CONTRACT OWNER RESERVES .................................  $ 58,143,308     $ 82,890,455     $219,578,087     $169,516,629
                                                                 ============     ============     ============     ============


STATEMENTS OF NET ASSETS                                           TEMPLETON          AGSPC                             AGSPC
                                                                     ASSET            TIMED         VANGUARD/       INTERNATIONAL
                                                                  ALLOCATION       OPPORTUNITY      WELLINGTON       GOVERNMENT
                                                                     FUND             FUND            FUND           BOND FUND
                                                                 DIVISION 19       DIVISION 5      DIVISION 25      DIVISION 13
ASSETS:                                                          ------------     ------------     ------------     ------------
Investment in shares of mutual funds, at market ...............  $269,059,414     $181,381,989     $ 78,344,716     $180,202,344
Balance due (to) from VALIC general account....................        93,210          (34,365)          58,089         (115,128)
                                                                 ------------     ------------     ------------     ------------
NET ASSETS.....................................................  $269,152,624     $181,347,624     $ 78,402,805     $180,087,216
                                                                 ============     ============     ============     ============
CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (Net of applicable contract loans - partial withdrawals with right of
  reinvestment)................................................  $268,914,422     $181,261,211     $ 78,402,805     $180,077,554
Reserves for annuity contracts on benefit .....................       238,202           86,413               --            9,662
                                                                 ------------     ------------     ------------     ------------
TOTAL CONTRACT OWNER RESERVES .................................  $269,152,624     $181,347,624     $ 78,402,805     $180,087,216
                                                                 ============     ============     ============     ============



SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                               SEPARATE ACCOUNT A                              5

   AGSPC           AGSPC                            PUTNAM        PUTNAM OTC &                       AGSPC
 SCIENCE &       SMALL CAP         DREYFUS           NEW           EMERGING          AGSPC           MIDCAP
TECHNOLOGY         INDEX          SMALL CAP      OPPORTUNITIES      GROWTH          GROWTH           INDEX
   FUND            FUND           PORTFOLIO          FUND            FUND            FUND             FUND
DIVISION 17     DIVISION 14      DIVISION 18      DIVISION 26     DIVISION 27     DIVISION 15      DIVISION 4
------------    ------------    -------------    -------------    ------------    ------------    ------------

$819,674,615    $199,501,192     $749,172,561     $102,338,246    $73,523,553     $793,632,305    $622,870,194
     (13,692)       (124,880)        (659,701)         208,550         76,583          106,970        (256,719)
------------    ------------     ------------     ------------    -----------     ------------    ------------
$819,660,923    $199,376,312     $748,512,860     $102,546,796    $73,600,136     $793,739,275    $622,613,475
============    ============     ============     ============    ===========     ============    ============


$819,317,429    $199,260,843     $748,309,627     $102,542,871    $73,561,758     $793,402,326    $622,339,169
     343,494         115,469          203,233            3,925         38,378          336,949         274,306
------------    ------------     ------------     ------------    -----------     ------------    ------------
$819,660,923    $199,376,312     $748,512,860     $102,546,796    $73,600,136     $793,739,275    $622,613,475
============    ============     ============     ============    ===========     ============    ============






                                                                   NEUBERGER&     SCUDDER
                                                                     BERMAN      GROWTH AND
                    AGSPC STOCK INDEX FUND                          GUARDIAN       INCOME        VANGUARD/
--------------------------------------------------------------       TRUST          FUND         WINDSOR II
DIVISION 10A    DIVISION 10B     DIVISION 10C     DIVISION 10D    DIVISION 29    DIVISION 21    DIVISION 24
------------    ------------    --------------    ------------    -----------    -----------    ------------
$437,715,707     $35,169,689    $1,967,496,355     $48,447,479    $23,754,159    $61,945,551    $145,385,541
    (379,438)        (17,250)          854,594             767         11,068        243,570         645,418
------------     -----------    --------------     -----------    -----------    -----------    ------------
$437,336,269     $35,152,439    $1,968,350,949     $48,448,246    $23,765,227    $62,189,121    $146,030,959
============     ===========    ==============     ===========    ===========    ===========    ============


$424,692,029     $33,386,386    $1,966,762,317     $48,273,195    $23,750,563    $62,133,841    $145,976,298
  12,644,240       1,766,053         1,588,632         175,051         14,664         55,280          54,661
------------     -----------    --------------     -----------    -----------    -----------    ------------
$437,336,269     $35,152,439    $1,968,350,949     $48,448,246    $23,765,227    $62,189,121    $146,030,959
============     ===========    ==============     ===========    ===========    ===========    ============







                                                       VANGUARD             VANGUARD
                                       AGSPC         FIXED INCOME         FIXED INCOME
                                    GOVERNMENT     SECURITIES FUND -    SECURITIES FUND -
AGSPC CAPITAL CONSERVATION  FUND    SECURITIES       L/T CORPORATE      L/T U.S. TREASURY      AGSPC MONEY MARKET FUND
--------------------------------       FUND            PORTFOLIO            PORTFOLIO        --------------------------
  DIVISION 1       DIVISION 7       DIVISION 8        DIVISION 22          DIVISION 23       DIVISION 2     DIVISION 6
  ----------       -----------      -----------    -----------------    -----------------    ----------    ------------
  $6,367,359       $53,052,413      $84,082,871       $7,679,497           $9,509,391        $4,810,975    $130,213,224
     (26,872)           (3,198)         (47,322)          30,853              (10,444)            9,932       2,114,932
  ----------       -----------      -----------       ----------           ----------        ----------    ------------
  $6,340,487       $53,049,215      $84,035,549       $7,710,350           $9,498,947        $4,820,907    $132,328,156
  ==========       ===========      ===========       ==========           ==========        ==========    ============


  $6,335,809       $53,049,215      $84,035,549       $7,710,350           $9,498,947        $4,820,907    $132,310,242
       4,678                 -                -                -                    -                 -          17,914
  ----------       -----------      -----------       ----------           ----------        ----------    ------------
  $6,340,487       $53,049,215      $84,035,549       $7,710,350           $9,498,947        $4,820,907    $132,328,156
  ==========       ===========      ===========       ==========           ==========        ==========    ============



_______________________________________________________________________________

6                       FINANCIAL STATEMENTS (Unaudited)


STATEMENTS OF OPERATIONS
For the six months ended June 30, 1997

                                                           AGSPC          PUTNAM
                                                       INTERNATIONAL      GLOBAL       TEMPLETON       TEMPLETON
                                                          EQUITIES        GROWTH        FOREIGN      INTERNATIONAL
                                                            FUND           FUND           FUND           FUND
                                                        DIVISION 11     DIVISION 28    DIVISION 32    DIVISION 20
                                                        ------------    -----------    -----------    ------------
INVESTMENT INCOME:
Dividends from mutual funds ........................    $ 1,497,842     $       --     $       --     $15,319,152
                                                        -----------     ----------     ----------     -----------

EXPENSES:
Mortality and expense risk charge ..................        891,864        170,307        468,876       3,684,911
Reimbursement of expenses (Note C) .................             --        (34,079)       (97,748)             --
                                                        -----------     ----------     ----------     -----------
   Total expenses ..................................        891,864        136,228        374,128       3,684,911
                                                        -----------     ----------     ----------     -----------
NET INVESTMENT INCOME (LOSS) .......................        605,978       (136,228)      (374,128)     11,634,241
                                                        -----------     ----------     ----------     -----------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ............      4,208,438         55,739         51,659       6,905,025
Capital gains distributions from mutual funds ......             --             --             --       6,157,699
Net unrealized appreciation
   of investments during the period ................     14,386,419      4,262,699      8,818,306      55,254,044
                                                        -----------     ----------     ----------     -----------
Net realized and unrealized gain on investments.....     18,594,857      4,318,438      8,869,965      68,316,768
                                                        -----------     ----------     ----------     -----------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .......................    $19,200,835     $4,182,210     $8,495,837     $79,951,009
                                                        ===========     ==========     ==========     ===========

STATEMENTS OF OPERATIONS
For the six months ended June 30, 1997

                                                    AMERICAN CENTURY -                     AGSPC           AGSPC
                                                        TWENTIETH           FOUNDERS      GROWTH &         SOCIAL
                                                      CENTURY ULTRA          GROWTH        INCOME         AWARENESS
                                                           FUND               FUND          FUND            FUND
                                                       DIVISION 31        DIVISION 30    DIVISION 16     DIVISION 12
                                                    ------------------    -----------    -----------     -----------
INVESTMENT INCOME:
Dividends from mutual funds .....................        $       --        $        --    $   480,114     $   747,918
                                                         ----------        -----------    -----------     -----------

EXPENSES:
Mortality and expense risk charge ...............           222,199            337,660        954,119         662,784
Reimbursement of expenses (Note C) ..............           (34,643)           (67,307)            --              --
                                                         ----------        -----------    -----------     -----------
   Total expenses ...............................           187,556            270,353        954,119         662,784
                                                         ----------        -----------    -----------     -----------
NET INVESTMENT INCOME (LOSS) ....................          (187,556)          (270,353)      (474,005)         85,134
                                                         ----------        -----------    -----------     -----------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ................            15,154             11,773        731,475         347,163
Capital gains distributions from mutual funds ...                --                 --             --              --
Net unrealized appreciation
   of investments during the period .............         5,926,139         10,093,142     22,804,179      24,239,759
                                                         ----------        -----------    -----------     -----------
Net realized and unrealized gain on investments..         5,941,293         10,104,915     23,535,654      24,586,922
                                                         ----------        -----------    -----------     -----------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ....................        $5,753,737        $9,834,562     $23,061,649     $24,672,056
                                                         ==========        ===========    ===========     ===========

SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                               SEPARATE ACCOUNT A                              7



  AGSPC                AGSPC                                PUTNAM           PUTNAM OTC &                           AGSPC
SCIENCE &            SMALL CAP           DREYFUS             NEW               EMERGING            AGSPC            MIDCAP
TECHNOLOGY            INDEX             SMALL CAP        OPPORTUNITIES          GROWTH             GROWTH           INDEX
   FUND                FUND             PORTFOLIO            FUND                FUND               FUND             FUND
DIVISION 17         DIVISION 14        DIVISION 18        DIVISION 26         DIVISION 27        DIVISION 15       DIVISION 4
-----------         -----------        -----------       -------------       ------------        -----------       -----------
$        --         $ 1,157,968        $        --       $          --       $         --        $        --       $ 3,529,501
-----------         -----------        -----------       -------------       ------------        -----------       -----------

  3,643,377             913,208          4,192,045             466,219            342,574          3,445,121         2,882,931
         --                  --                 --             (93,427)           (68,799)                --                --
-----------         -----------        -----------       -------------       ------------        -----------       -----------
  3,643,377             913,208          4,192,045             372,792            273,775          3,445,121         2,882,931
-----------         -----------        -----------       -------------       ------------        -----------       -----------
 (3,643,377)            244,760         (4,192,045)           (372,792)          (273,775)        (3,445,121)          646,570
-----------         -----------        -----------       -------------       ------------        -----------       -----------


 13,580,307           2,901,332          4,348,517             (21,375)          (171,499)         1,978,208         8,914,043
         --                  --                 --                  --                 --                 --                --

 15,439,941          14,494,359         50,664,060           8,516,190          3,668,173         62,769,702        58,010,108
-----------         -----------        -----------       -------------       ------------        -----------       -----------
 29,020,248          17,395,691         55,012,577           8,494,815          3,496,674         64,747,910        66,924,151
-----------         -----------        -----------       -------------       ------------        -----------       -----------

$25,376,871         $17,640,451        $50,820,532       $   8,122,023       $  3,222,899        $61,302,789       $67,570,721
===========         ===========        ===========       =============       ============        ===========       ===========


                                                                               NEUBERGER&         SCUDDER
                                                                                 BERMAN          GROWTH AND
                      AGSPC STOCK INDEX FUND                                    GUARDIAN          INCOME           VANGUARD/
----------------------------------------------------------------------           TRUST             FUND            WINDSOR II
DIVISION 10A       DIVISION 10B        DIVISION 10C       DIVISION 10D         DIVISION 29       DIVISION 21       DIVISION 24
------------       ------------        ------------       ------------         -----------       -----------       -----------

$  3,184,558       $    256,178        $ 13,704,899       $    353,348         $    22,662       $   245,547       $ 1,030,983
------------       ------------        ------------       ------------         -----------       -----------       -----------

   2,020,911             91,789           8,544,790            222,836             101,479           240,159           561,352
          --            (40,075)                 --                 --             (20,262)               --                --
------------       ------------        ------------       ------------         -----------       -----------       -----------
   2,020,911             51,714           8,544,790            222,836              81,217           240,159           561,352
------------       ------------        ------------       ------------         -----------       -----------       -----------
   1,163,647            204,464           5,160,109            130,512             (58,555)            5,388           469,631
------------       ------------        ------------       ------------         -----------       -----------       -----------


  10,289,020            945,570           6,346,107          1,271,632             101,066            65,935            97,858
          --                 --                  --                 --                  --           543,650                --

  62,244,080          4,910,350         304,093,493          6,794,600           1,807,561         6,340,489        13,764,266
------------       ------------        ------------       ------------         -----------       -----------       -----------
  72,533,100          5,855,920         310,439,600          8,066,232           1,908,627         6,950,074        13,862,124
------------       ------------        ------------       ------------         -----------       -----------       -----------

$ 73,696,747       $  6,060,384        $315,599,709       $  8,196,744         $ 1,850,072       $ 6,955,462       $14,331,755
============       ============        ============       ============         ===========       ===========       ===========

_______________________________________________________________________________

8                        FINANCIAL STATEMENTS (Unaudited)


STATEMENTS OF OPERATIONS
For the six months ended June 30, 1997

                                                                                       AGSPC                          AGSPC
                                                                    TEMPLETON          TIMED        VANGUARD/      INTERNATIONAL
                                                                ASSET ALLOCATION    OPPORTUNITY     WELLINGTON       GOVERNMENT
                                                                      FUND              FUND          FUND           BOND FUND
                                                                  DIVISION 19        DIVISION 5     DIVISION 25      DIVISION 13
                                                                ----------------    -----------     -----------    -------------
INVESTMENT INCOME:
Dividends from mutual funds....................................   $ 6,145,468       $ 2,722,782     $   880,537    $   4,099,997
                                                                  -----------       -----------     -----------    -------------

EXPENSES:
Mortality and expense risk charge..............................     1,406,545           868,477         312,242          867,297
Reimbursement of expenses (Note C).............................            --                --              --               --
                                                                  -----------       -----------     -----------    -------------
   Total expenses..............................................     1,406,545           868,477         312,242          867,297
                                                                  -----------       -----------     -----------    -------------
NET INVESTMENT INCOME .........................................     4,738,923         1,854,305         568,295        3,232,700
                                                                  -----------       -----------     -----------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments........................       383,884         2,215,215         493,479         (902,690)
Capital gains distributions from mutual funds..................    11,661,872                --              --               --
Net unrealized appreciation (depreciation) of investments
   during the period...........................................    15,029,134        16,576,887       5,233,280       (9,495,112)
                                                                  -----------       -----------     -----------    -------------
Net realized and unrealized gain (loss) on investments.........    27,074,890        18,792,102       5,726,759      (10,397,802)
                                                                  -----------       -----------     -----------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...................................   $31,813,813       $20,646,407     $ 6,295,054      $(7,165,102)
                                                                  ===========       ===========     ===========      ===========


SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                               SEPARATE ACCOUNT A                             9


                                                          VANGUARD              VANGUARD
                                        AGSPC           FIXED INCOME          FIXED INCOME
        AGSPC CAPITAL                 GOVERNMENT      SECURITIES FUND -     SECURITIES FUND -
      CONSERVATION FUND               SECURITIES        L/T CORPORATE       L/T U.S. TREASURY        AGSPC MONEY MARKET FUND
-----------------------------            FUND             PORTFOLIO             PORTFOLIO         -----------------------------
DIVISION 1         DIVISION 7         DIVISION 8         DIVISION 22           DIVISION 23        DIVISION 2         DIVISION 6
----------         ----------         ----------      -----------------     -----------------     ----------         ----------
 $206,229          $1,721,511         $2,528,592          $191,853               $230,608          $117,994          $3,115,446
 --------          ----------         ----------          --------               --------          --------          ----------
   31,806             265,155            418,256            34,613                 43,747            23,835             627,465
       --                  --                 --                --                     --                --                  --
 --------          ----------         ----------          --------               --------          --------          ----------
   31,806             265,155            418,256            34,613                 43,747            23,835             627,465
 --------          ----------         ----------          --------               --------          --------          ----------
  174,423           1,456,356          2,110,336           157,240                186,861            94,159           2,487,981
 --------          ----------         ----------          --------               --------          --------          ----------
    3,603            (500,175)          (457,660)            3,892                 18,237                --                  --
       --                  --                 --             5,835                     --                --                  --
  (31,630)            261,610            (51,434)           24,845                (29,307)               --                  --
 --------          ----------         ----------          --------               --------          --------          ----------
  (28,027)           (238,565)          (509,094)           34,572                (11,070)               --                  --
 --------          ----------         ----------          --------               --------          --------          ----------
 $146,396          $1,217,791         $1,601,242          $191,812               $175,791          $ 94,159          $2,487,981
 ========          ==========         ==========          ========               ========          ========          ==========

_______________________________________________________________________________

10                      FINANCIAL STATEMENTS (Unaudited)


STATEMENTS OF CHANGES IN NET ASSETS

                                                                    AGSPC
                                                           INTERNATIONAL EQUITIES
                                                                    FUND                   PUTNAM GLOBAL GROWTH FUND
                                                       ------------------------------    -----------------------------
                                                                 DIVISION 11                      DIVISION 28
                                                       ------------------------------    -----------------------------
                                                          FOR THE          FOR THE          FOR THE         FOR THE
                                                         SIX MONTHS       YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                       ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,   DECEMBER 31,
                                                            1997            1996              1997           1996*
                                                       ------------------------------    -----------------------------
OPERATIONS:
Net investment income (loss) ........................    $    605,978     $  1,591,421     $  (136,228)    $   354,551
Net realized gain on investments ....................       4,208,438       10,405,298          55,739           1,237
Capital gains distributions from mutual funds .......               -        6,021,502               -         765,977
Net unrealized appreciation (depreciation)
   of investments during the period .................      14,386,419       (6,663,813)      4,262,699        (504,554)
                                                         -----------------------------     ---------------------------
      Increase in net assets resulting from
         operations .................................      19,200,835       11,354,408       4,182,210         617,211
                                                         -----------------------------     ---------------------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...................................      12,382,729       34,022,917       7,753,970       3,174,282
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ................      (4,332,905)      (8,616,063)       (229,434)        (15,952)
Annuity benefit payments ............................          (5,280)         (13,432)           (754)              -
Amounts transferred (to) from VALIC general account..     (31,078,772)     (45,208,742)      7,237,026      13,833,517
                                                         -----------------------------     ---------------------------
      Increase (decrease) in net assets
         resulting from principal transactions ......     (23,034,228)     (19,815,320)     14,760,808      16,991,847
                                                         -----------------------------     ---------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............      (3,833,393)      (8,460,912)     18,943,018      17,609,058

NET ASSETS:
Beginning of period .................................     191,226,528      199,687,440      17,609,058               -
                                                         -----------------------------     ---------------------------
End of period .......................................    $187,393,135     $191,226,528     $36,552,076     $17,609,058
                                                         =============================     ===========================

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..............     156,226,314      172,564,018      16,648,600               -
Purchase payments ...................................      10,317,239       28,526,458       6,971,256       3,377,941
Surrenders ..........................................      (3,674,474)      (7,207,422)       (315,717)        (16,466)
Transfers - interdivision and (to) from VALIC
   general account ..................................     (25,356,867)     (37,656,740)      6,757,225      13,287,125
                                                         -----------------------------     ---------------------------
Accumulation units end of period ....................     137,512,212      156,226,314      30,061,364      16,648,600
                                                         =============================     ===========================

                                                         JUNE 30, 1997    DEC. 31, 1996   JUNE 30, 1997   DEC. 31, 1996
                                                         ------------------------------   -----------------------------
Accumulation unit value .............................    $   1.361368     $   1.222906     $  1.214818     $  1.057690
                                                         =============================     ===========================
Annuity unit value assuming a 3.5% discount factor ..    $   1.043246     $   0.953246     $  1.173812     $  1.039552
                                                         =============================     ===========================

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                               SEPARATE ACCOUNT A                            11



                                                                                                             AGSPC
                                                                           AGSPC                           SMALL CAP
   TEMPLETON FOREIGN FUND       TEMPLETON INTERNATIONAL FUND      SCIENCE & TECHNOLOGY FUND               INDEX FUND
----------------------------    ----------------------------    ----------------------------    ----------------------------
         DIVISION 32                     DIVISION 20                     DIVISION 17                     DIVISION 14
----------------------------    ----------------------------    ----------------------------    ----------------------------
    FOR THE       FOR THE           FOR THE       FOR THE           FOR THE       FOR THE           FOR THE       FOR THE
  SIX MONTHS     YEAR ENDED       SIX MONTHS     YEAR ENDED       SIX MONTHS     YEAR ENDED       SIX MONTHS     YEAR ENDED
ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,
     1997          1996*             1997           1996             1997           1996             1997           1996
----------------------------    ----------------------------    ----------------------------    ----------------------------
 $   (374,128)  $    482,633     $ 11,634,241   $   (394,601)    $ (3,643,377)  $ (5,521,307)    $    244,760   $    637,395
       51,659            125        6,905,025      3,551,468       13,580,307     20,659,560        2,901,332      4,544,601
          --         285,587        6,157,699      1,324,253              --      32,117,202              --      11,216,991

    8,818,306      1,121,790       55,254,044     78,888,709       15,439,941     15,569,750       14,494,359      7,711,563
----------------------------     ---------------------------     ---------------------------     ---------------------------
    8,495,837      1,890,135       79,951,009     83,369,829       25,376,871     62,825,205       17,640,451     24,110,550
----------------------------     ---------------------------     ---------------------------     ---------------------------


   26,104,808      9,386,263       63,778,931    121,376,573      101,610,397    181,422,903       13,364,548     31,004,229

     (461,785)      (122,577)     (10,181,023)    (9,699,818)     (12,429,023)   (14,164,178)      (3,898,429)    (7,478,000)
         (369)           --            (2,885)        (3,367)          (9,363)       (40,073)          (2,679)          (563)
   41,853,094     28,301,252       22,943,978     84,599,243       (5,852,123)   105,706,951      (12,205,901)   (15,148,966)
----------------------------     ---------------------------     ---------------------------     ---------------------------

   67,495,748     37,564,938       76,539,001    196,272,631       83,319,888    272,925,603       (2,742,461)     8,376,700
----------------------------     ---------------------------     ---------------------------     ---------------------------
   75,991,585     39,455,073      156,490,010    279,642,460      108,696,759    335,750,808       14,897,990     32,487,250


   39,455,073            --       530,023,811    250,381,351      710,964,164    375,213,356      184,478,322    151,991,072
----------------------------     ---------------------------     ---------------------------     ---------------------------
 $115,446,658   $ 39,455,073     $686,513,821   $530,023,811     $819,660,923   $710,964,164     $199,376,312   $184,478,322
============================    ============================    ============================   =============================


   36,671,828            --       378,581,949    219,124,926      315,809,646    187,862,232      103,320,842     98,335,995
   23,063,602     10,156,940       43,228,261     97,229,761       47,913,735     84,389,312        7,352,443     18,844,484
     (701,799)      (116,295)      (7,493,169)    (7,187,616)      (6,180,283)    (6,049,987)      (2,296,197)    (4,305,572)
   37,919,760     26,631,183       16,986,033     69,414,878       (3,197,240)    49,608,089       (6,647,736)    (9,554,065)
----------------------------     ---------------------------     ---------------------------     ---------------------------
   96,953,391     36,671,828      431,303,074    378,581,949      354,345,858    315,809,646      101,729,352    103,320,842
============================    ============================    ============================   =============================




JUNE 30, 1997  DEC. 31, 1996    JUNE 30, 1997  DEC. 31, 1996    JUNE 30, 1997  DEC. 31, 1996    JUNE 30, 1997  DEC. 31, 1996
----------------------------    ----------------------------    ----------------------------    ----------------------------
  $  1.190401    $  1.075896      $  1.591433    $  1.399702      $  2.312197    $  2.250471      $  1.958735    $  1.785442
============================    ============================    ============================   =============================
  $  1.150218    $  1.057446      $  1.436967    $  1.285567      $  2.073278    $  2.052612      $  1.640201    $  1.520786
============================    ============================    ============================   =============================


_______________________________________________________________________________

12                        FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         PUTNAM NEW OPPORTUNITIES
                                                                         DREYFUS SMALL CAP PORTFOLIO              FUND
                                                                        ----------------------------    --------------------------
                                                                                DIVISION 18                    DIVISION 26
                                                                        ----------------------------    --------------------------
                                                                          FOR THE        FOR THE           FOR THE      FOR THE
                                                                         SIX MONTHS     YEAR ENDED        SIX MONTHS   YEAR ENDED
                                                                        ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30, DECEMBER 31,
                                                                            1997           1996             1997          1996*
                                                                        ----------------------------    --------------------------
OPERATIONS:
Net investment income (loss).........................................   $ (4,192,045)   $ (5,324,689)   $   (372,792)  $   (91,811)
Net realized gain (loss) on investments..............................      4,348,517       1,994,033         (21,375)        9,737
Capital gains distributions from mutual funds........................             --      19,221,026              --       333,927
Net unrealized appreciation (depreciation)
  of investments during the period...................................     50,664,060      56,124,110       8,516,190    (1,619,779)
                                                                        ----------------------------    --------------------------
     Increase (decrease) in net assets resulting from operations.....     50,820,532      72,014,480       8,122,023    (1,368,556)
                                                                        ----------------------------    --------------------------

PRINCIPAL TRANSACTIONS:
Purchase payments....................................................     80,490,027     168,538,535      24,367,736    11,510,093
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees..................................    (12,535,848)    (13,795,343        (616,878)      (87,148)
Annuity benefit payments.............................................         (6,378)         (8,413)             --            --
Amounts transferred (to) from VALIC general account..................    (28,641,532)     74,732,906      20,450,936    40,168,590
                                                                        ----------------------------    --------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.........................     39,306,269     229,467,685      44,201,794    51,591,535
                                                                        ----------------------------    --------------------------
TOTAL INCREASE IN NET ASSETS.........................................     90,126,801     301,482,165      52,323,817    50,222,979

NET ASSETS:
Beginning of period..................................................    658,386,059     356,903,894      50,222,979            --
                                                                        ----------------------------    --------------------------
End of period........................................................   $748,512,860    $658,386,059    $102,546,796   $50,222,979
                                                                        ============================   ===========================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period...............................    428,883,250     267,735,219      53,001,699            --
Purchase payments....................................................     52,418,343     117,376,109      25,700,524    13,342,250
Surrenders...........................................................     (8,965,285)     (8,756,141)     (1,343,461)      (87,502)
Transfers - interdivision and (to) from VALIC general account........    (17,674,258)     52,528,063      22,011,129    39,746,951
                                                                        ----------------------------    --------------------------
Accumulation units end of period.....................................    454,662,050     428,883,250      99,369,891    53,001,699
                                                                        ============================   ===========================

                                                                        JUNE 30, 1997  DEC. 31, 1996   JUNE 30, 1997  DEC. 31, 1996
                                                                        ----------------------------   ----------------------------
Accumulation unit value..............................................   $   1.645859   $    1.534694   $    1.031931  $   0.947573
                                                                        ============================   ============================
Annuity unit value assuming a 3.5% discount factor...................   $   1.486110   $    1.409551   $    0.997098  $   0.931324
                                                                        ============================   ============================

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                              SEPARATE ACCOUNT A                             13



    PUTNAM OTC & EMERGING                      AGSPC                           AGSPC                          AMERICAN CENTURY -
         GROWTH FUND                        GROWTH FUND                   MIDCAP INDEX FUND            TWENTIETH CENTURY ULTRA FUND
------------------------------    ------------------------------    ------------------------------    ------------------------------
         DIVISION 27                        DIVISION 15                       DIVISION 4                        DIVISION 31
------------------------------    ------------------------------    ------------------------------    ------------------------------
   FOR THE          FOR THE          FOR THE           FOR THE         FOR THE          FOR THE         FOR THE           FOR THE
 SIX MONTHS        YEAR ENDED       SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED      SIX MONTHS        YEAR ENDED
ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
     1997            1996*            1997              1996            1997              1996            1997              1996*
------------------------------    ------------------------------    ------------------------------    ------------------------------
$  (273,775)      $   (87,360)    $ (3,445,121)     $ (2,278,501)   $    646,570      $  1,513,296    $  (187,556)      $   (37,059)
   (171,499)            9,014        1,978,208           130,878       8,914,043        17,436,698         15,154            18,993
       --           2,846,114             --          11,891,551            --          33,690,174           --             884,238

  3,668,173        (4,620,592)      62,769,702        58,161,783      58,010,108        33,029,566      5,926,139          (659,907)
------------------------------    ------------------------------    ------------------------------    ------------------------------
  3,222,899        (1,852,824)      61,302,789        67,905,711      67,570,721        85,669,734      5,753,737           206,265
------------------------------    ------------------------------    ------------------------------    ------------------------------

 17,243,048        11,571,920       98,994,080       164,255,730      33,924,284        76,583,041     15,642,292         4,513,492

   (540,858)          (77,988)     (11,110,963)      (10,378,550)    (11,922,434)      (21,727,656)      (340,181)          (29,941)
       (730)             --             (9,103)          (38,688)         (9,913)          (19,036)          (350)             --
  9,908,822        34,125,847        9,446,865       172,227,639     (32,660,576)      (55,201,966)    19,770,152        12,627,842
------------------------------    ------------------------------    ------------------------------    ------------------------------

 26,610,282        45,619,779       97,320,879       326,066,131     (10,668,639)         (365,617)    35,071,913        17,111,393
------------------------------    ------------------------------    ------------------------------    ------------------------------
 29,833,181        43,766,955      158,623,668       393,971,842      56,902,082        85,304,117     40,825,650        17,317,658

 43,766,955              --        635,115,607       241,143,765     565,711,393       480,407,276     17,317,658              --
------------------------------    ------------------------------    ------------------------------    ------------------------------
$73,600,136       $43,766,955     $793,739,275      $635,115,607    $622,613,475      $565,711,393    $58,143,308       $17,317,658
-=============================    ==============================    ==============================    ==============================

 48,902,828              --        366,272,509       164,417,848     172,816,978       172,613,690     16,654,076              --
 20,868,259        13,681,504       56,418,879       101,043,809       9,851,924        25,301,831     14,169,740         4,747,541
 (1,264,996)          (82,877)      (7,181,846)       (5,693,969)     (3,658,237)       (7,030,990)      (303,223)          (27,374)
 12,062,032        35,304,201        6,496,361       106,504,821      (9,395,243)      (18,067,553)    17,747,838        11,933,909
------------------------------    ------------------------------    ------------------------------    ------------------------------
 80,568,123        48,902,828      422,005,903       366,272,509     169,615,422       172,816,978     48,268,431        16,654,076
-=============================    ==============================    ==============================    ==============================

JUNE 30, 1997    DEC. 31, 1996    JUNE 30, 1997    DEC. 31, 1996    JUNE 30, 1997    DEC. 31, 1996    JUNE 30, 1997    DEC. 31, 1996
------------------------------    ------------------------------    ------------------------------    ------------------------------
$  0.913038       $  0.894978     $   1.880074      $   1.733324    $   3.669119      $   3.272588    $  1.204081       $  1.039845
=============================     ==============================    ==============================    =============================
$  0.882218       $  0.879630     $   1.685806      $   1.580931    $   2.253698      $   2.044683    $  1.163437       $  1.022013
=============================     ==============================    ==============================    =============================

_______________________________________________________________________________

14                        FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             AGSPC
                                                                         FOUNDERS GROWTH FUND         GROWTH & INCOME FUND
                                                                     --------------------------    ----------------------------
                                                                             DIVISION 30                  DIVISION 16
                                                                     --------------------------    ----------------------------
                                                                        FOR THE       FOR THE        FOR THE        FOR THE
                                                                       SIX MONTHS    YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                                     ENDED JUNE 30,  DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,
                                                                          1997          1996*           1997          1996
                                                                     ---------------------------   ---------------------------
OPERATIONS:
Net investment income (loss).....................................    $    (270,353)  $   (28,065)  $    (474,005)  $    (402,222)
Net realized gain on investments.................................           11,773             -         731,475         483,596
Capital gains distributions from mutual funds....................                -     2,106,129               -       3,131,642
Net unrealized appreciation (depreciation)
  of investments during the period...............................       10,093,142    (1,697,540)     22,804,179      19,205,904
                                                                     ---------------------------   -----------------------------
     Increase in net assets resulting from operations............        9,834,562       380,524      23,061,649      22,418,920
                                                                     ---------------------------   -----------------------------

PRINCIPAL TRANSACTIONS:
Purchase payments................................................       20,290,055     8,595,522      23,451,687      41,180,652
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees..............................         (553,003)      (36,494)     (3,967,650)     (2,962,157)
Annuity benefit payments.........................................                -             -            (874)         (1,598)
Amounts transferred (to) from VALIC general account..............       21,200,365    23,178,924       5,505,070      43,756,812
                                                                     ---------------------------   -----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.....................       40,937,417    31,737,952      24,988,233      81,973,709
                                                                     ---------------------------   -----------------------------
TOTAL INCREASE IN NET ASSETS.....................................       50,771,979    32,118,476      48,049,882     104,392,629

NET ASSETS:
Beginning of period..............................................       32,118,476             -     171,528,205      67,135,576
                                                                     ---------------------------   -----------------------------
End of period....................................................    $  82,890,455   $32,118,476   $ 219,578,087   $ 171,528,205
                                                                     ============================   ============================

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period...........................       31,197,464             -     108,341,635      51,779,089
Purchase payments................................................       18,273,714     9,274,157      14,181,204      28,095,895
Surrenders.......................................................         (797,391)      (32,596)     (2,618,435)     (1,842,881)
Transfers - interdivision and (to) from VALIC general account....       19,716,004    21,955,903       3,699,673      30,309,532
                                                                     ---------------------------   -----------------------------
Accumulation units end of period.................................       68,389,791    31,197,464     123,604,077     108,341,635
                                                                     ============================   ============================
                                                                     JUNE 30, 1997  DEC. 31, 1996   JUNE 30, 1997  DEC. 31, 1996
                                                                     ----------------------------   ----------------------------
Accumulation unit value..........................................    $    1.211549  $   1.029522    $   1.776312   $    1.583056
                                                                     ============================   ============================
Annuity unit value assuming a 3.5% discount factor...............    $    1.170652  $   1.011867    $   1.592765   $    1.443874
                                                                     ============================   ============================

---------------------
* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                               SEPARATE ACCOUNT A                            15

            AGSPC
   SOCIAL AWARENESS FUND                             AGSPC STOCK INDEX FUND
-----------------------------    --------------------------------------------------------------
         DIVISION 12                     DIVISION 10A                     DIVISION 10B
-----------------------------    -----------------------------    -----------------------------
    FOR THE        FOR THE           FOR THE        FOR THE           FOR THE        FOR THE
  SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
ENDED JUNE 30,   DECEMBER 31,    ENDED JUNE 30,   DECEMBER 31,    ENDED JUNE 30,   DECEMBER 31,
     1997            1996             1997            1996             1997            1996
--------------   ------------    --------------   ------------    --------------   ------------
 $     85,134    $    546,469     $  1,163,647    $  3,186,584      $   204,464     $   462,074
      347,163         778,115       10,289,020      12,767,086          945,570       2,085,848
           --      10,715,745               --       2,739,498               --         222,372

   24,239,759       4,483,540       62,244,080      51,675,655        4,910,350       3,182,195
 ----------------------------     ----------------------------      ---------------------------
   24,672,056      16,523,869       73,696,747      70,368,823        6,060,384       5,952,489
 ----------------------------     ----------------------------      ---------------------------


   18,046,256      18,543,307        1,676,371       4,265,439          141,803         501,306

   (1,671,289)     (3,798,307)     (10,263,171)    (22,309,652)        (935,471)     (2,364,484)
           --              --         (851,595)     (1,401,028)        (136,446)       (250,350)
   23,553,577      13,547,350       (5,571,112)    (13,443,730)        (703,755)     (1,406,730)
 ----------------------------     ----------------------------      ---------------------------

   39,928,544      28,292,350      (15,009,507)    (32,888,971)      (1,633,869)     (3,520,258)
 ----------------------------     ----------------------------      ---------------------------
   64,600,600      44,816,219       58,687,240      37,479,852        4,426,515       2,432,231



  104,916,029      60,099,810      378,649,029     341,169,177       30,725,924      28,293,693
 ----------------------------     ----------------------------      ---------------------------
 $169,516,629    $104,916,029     $437,336,269    $378,649,029      $35,152,439     $30,725,924
 ============================     ============================      ===========================


   46,574,016      32,750,120       27,379,389      29,995,363        1,380,401       1,560,525
    7,245,024       9,143,695          110,984         323,038            5,926          26,729
     (672,672)     (1,827,332)        (710,414)     (1,822,126)         (40,613)       (123,291)
    9,526,508       6,507,533         (365,668)     (1,116,886)         (28,102)        (83,562)
 ----------------------------     ----------------------------      ---------------------------
   62,672,876      46,574,016       26,414,291      27,379,389        1,317,612       1,380,401
 ============================     ============================      ===========================

 JUNE 30, 1997  DEC. 31, 1996     JUNE 30, 1997  DEC. 31, 1996     JUNE 30, 1997  DEC. 31, 1996
 ----------------------------     ----------------------------     ----------------------------
 $   2.704351   $    2.252673     $  16.078116    $  13.413891     $   25.338553  $   21.070956
 ============================     ============================      ===========================
 $   2.072403   $    1.755941     $   4.563962    $   3.873132     $    6.116452  $    5.173716
 ============================     ============================      ===========================

_______________________________________________________________________________

16                        FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    AGSPC STOCK INDEX FUND
                                                                  ------------------------------------------------------------
                                                                           DIVISION 10C                  DIVISION 10D
                                                                  ------------------------------  ----------------------------
                                                                     FOR THE          FOR THE       FOR THE         FOR THE
                                                                    SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,  DECEMBER 31,
                                                                       1997            1996            1997           1996
                                                                  --------------  --------------  --------------  ------------
OPERATIONS:
Net investment income (loss)....................................  $    5,160,109   $   11,741,408   $   130,512   $   363,909
Net realized gain on investments................................       6,346,107       10,129,542     1,271,632     2,391,364
Capital gains distributions from mutual funds...................              --       11,061,404            --       307,213
Net unrealized appreciation (depreciation)
  of investments during the period..............................     304,093,493      222,475,966     6,794,600     4,964,983
                                                                  --------------   --------------   -----------   -----------
     Increase in net assets resulting from operations...........     315,599,709      255,408,320     8,196,744     8,027,469
                                                                  --------------   --------------   -----------   -----------
PRINCIPAL TRANSACTIONS:
Purchase payments...............................................     127,972,797      210,185,191       372,321     1,004,698
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees.............................     (31,676,491)     (49,624,470)     (889,351)   (2,219,367)
Annuity benefit payments........................................         (58,336)         (61,625)       (6,676)      (10,433)
Amounts transferred (to) from VALIC general account.............      26,166,900       47,055,243    (1,695,919)   (5,536,446)
                                                                  --------------   --------------   -----------   -----------
     Increase (decrease) in net assets
       resulting from principal transactions....................     122,404,870      207,554,339    (2,219,625)   (6,761,548)
                                                                  --------------   --------------   -----------   -----------
TOTAL INCREASE IN NET ASSETS....................................     438,004,579      462,962,659     5,977,119     1,265,921

NET ASSETS:
Beginning of period.............................................   1,530,346,370    1,067,383,711    42,471,127    41,205,206
                                                                  --------------   --------------   -----------   -----------
End of period...................................................  $1,968,350,949   $1,530,346,370   $48,448,246   $42,471,127
                                                                  ==============   ==============   ===========   ===========

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period..........................     536,806,965      455,255,243     8,381,704     9,885,873
Purchase payments...............................................      40,578,870       80,768,570        68,505       231,458
Surrenders......................................................     (10,338,675)     (18,096,464)     (163,804)     (486,940)
Transfers - interdivision and (to) from VALIC general account...       9,084,772       18,879,616      (308,499)   (1,248,687)
                                                                  --------------   --------------   -----------   -----------
Accumulation units end of period................................     576,131,932      536,806,965     7,977,906     8,381,704
                                                                  ==============   ==============   ===========   ===========


                                                                     JUNE 30,       DECEMBER 31,      JUNE 30,    DECEMBER 31,
                                                                       1997              1996          1997          1996
                                                                  --------------   --------------   -----------   -----------
Accumulation unit value.........................................  $     3.413736   $     2.848437   $  6.050860   $  5.049088
                                                                  ==============   ==============   ===========   ===========
Annuity unit value assuming a 3.5% discount factor..............  $     2.456990   $     2.085358   $  3.572583   $  3.032347
                                                                  ==============   ==============   ===========   ===========

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                               SEPARATE ACCOUNT A                           17



      NEUBERGER&BERMAN                SCUDDER GROWTH AND                                                 TEMPLETON ASSET
       GUARDIAN TRUST                     INCOME FUND                 VANGUARD/WINDSOR II                 ALLOCATION FUND
-----------------------------    ----------------------------     ----------------------------     ----------------------------
        DIVISION 29                       DIVISION 21                     DIVISION 24                       DIVISION 19
------------------------------   ----------------------------     ----------------------------     ----------------------------
  FOR THE          FOR THE          FOR THE          FOR THE         FOR THE          FOR THE        FOR THE          FOR THE
 SIX MONTHS      YEAR ENDED        SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
ENDED JUNE 30,   DECEMBER 31,    ENDED JUNE 30,   DECEMBER 31,    ENDED JUNE 30,   DECEMBER 31,    ENDED JUNE 30,   DECEMBER 31,
    1997            1996*            1997            1996*            1997            1996*            1997            1996
------------------------------   ----------------------------     ----------------------------     ----------------------------
 $    (58,555)   $     15,594     $      5,388   $    120,254    $    469,631    $    488,057     $  4,738,923    $  1,458,222
      101,066          10,864           65,935         22,419          97,858          11,774          383,884         430,651
           --         128,127          543,650        607,596              --       1,554,790       11,661,872       2,566,073

    1,807,561         348,451        6,340,489         84,718      13,764,266        (217,368)      15,029,134      19,843,521
------------------------------   ----------------------------     ----------------------------     ----------------------------
    1,850,072         503,036        6,955,462        834,987      14,331,755       1,837,253       31,813,813      24,298,467
------------------------------   ----------------------------     ----------------------------     ----------------------------

    5,371,609       2,108,685       13,914,572      4,643,308      35,237,767      10,178,409       28,207,720      46,026,342

     (150,553)        (21,439)        (272,036)       (23,004)       (663,484)       (103,527)      (4,724,330)     (3,839,217)
           --              --             (657)            --            (381)             --           (8,787)        (39,584)
    7,490,793       6,613,024       23,168,295     12,968,194      55,325,524      29,887,643       19,263,321      33,529,527
------------------------------   ----------------------------     ----------------------------     ----------------------------
   12,711,849       8,700,270       36,810,174     17,588,498      89,899,426      39,962,525       42,737,924      75,677,068
------------------------------   ----------------------------     ----------------------------     ----------------------------
   14,561,921       9,203,306       43,765,636     18,423,485     104,231,181      41,799,778       74,551,737      99,975,535

    9,203,306              --       18,423,485             --      41,799,778              --      194,600,887      94,625,352
------------------------------   ----------------------------     ----------------------------     ----------------------------
 $ 23,765,227    $  9,203,306     $ 62,189,121   $ 18,423,485    $146,030,959    $ 41,799,778     $269,152,624    $194,600,887
==============================   ============================    =============================    =============================

    8,211,592              --       16,524,046             --      37,292,761              --      137,384,670      78,494,505
    4,451,450       2,109,025       11,492,182      4,726,075      29,075,941      10,359,662       18,639,732      35,369,271
     (141,516)        (19,267)        (248,265)       (21,254)       (650,563)        (91,924)      (3,219,293)     (2,676,756)
    6,306,803       6,121,834       19,470,862     11,819,225      46,738,709      27,025,023       13,062,337      26,197,650
------------------------------   ----------------------------     ----------------------------     ----------------------------
   18,828,329       8,211,592       47,238,825     16,524,046     112,456,848      37,292,761      165,867,446     137,384,670
==============================   ============================    =============================    =============================

JUNE 30, 1997    DEC. 31, 1996   JUNE 30, 1997   DEC. 31, 1996   JUNE 30, 1997   DEC. 31, 1996    JUNE 30, 1997   DEC. 31, 1996
------------------------------   -----------------------------   -----------------------------    -----------------------------
 $   1.261427    $   1.120770     $   1.315313   $   1.114950    $   1.298065    $   1.120855     $   1.621261    $   1.414844
==============================   ============================    =============================    =============================
 $   1.218847    $   1.101550     $   1.270915   $   1.095830    $   1.254249    $   1.101634     $   1.463900    $   1.299474
==============================   ============================    =============================    =============================



_____________________________________________________________________________

18                        FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          AGSPC
                                                                    Timed Opportunity
                                                                           Fund                 Vanguard/Wellington Fund
                                                                 --------------------------    ---------------------------
                                                                        DIVISION 5                    DIVISION 25
                                                                 --------------------------    ---------------------------
                                                                   For the         For the        For the        For the
                                                                  six months      year ended     six months     year ended
                                                                 ended June 30,  December 31,  ended June 30,  December 31,
                                                                      1997           1996           1997          1996*
                                                                 --------------  ------------  --------------  ------------
OPERATIONS:
Net investment income..........................................  $  1,854,305   $  4,134,407    $   568,295    $    326,600
Net realized gain (loss) on investments........................     2,215,215      7,668,485        493,479               -
Capital gains distributions from mutual funds..................             -     18,741,770              -         818,129
Net unrealized appreciation (depreciation)
  of investments during the period.............................    16,576,887    (13,565,417)     5,233,280        (444,072)
                                                                 ----------------------------------------------------------
     Increase (decrease) in net assets resulting from
       operations..............................................    20,646,407     16,979,245      6,295,054         700,657
                                                                 ----------------------------------------------------------

PRINCIPAL TRANSACTIONS:
Purchase payments..............................................     6,093,556     15,126,160     23,800,863       7,042,246
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees............................    (4,904,616)   (11,037,733)      (877,356)        (12,075)
Annuity benefit payments.......................................        (3,964)        (7,329)             -               -
Amounts transferred (to) from VALIC general account............   (13,713,234)   (30,784,573)    23,994,726      17,458,690
                                                                 ----------------------------------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................   (12,528,258)   (26,703,475)    46,918,233      24,488,861
                                                                 ----------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................     8,118,149     (9,724,230)    53,213,287      25,189,518

NET ASSETS:
Beginning of period............................................   173,229,475    182,953,705     25,189,518               -
                                                                 ----------------------------------------------------------
End of period..................................................  $181,347,624   $173,229,475    $78,402,805    $ 25,189,518
                                                                ============================   ============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period.........................    65,292,617     75,851,431     22,866,634               -
Purchase payments..............................................     2,169,368      6,003,535     20,434,732       7,335,077
Surrenders.....................................................    (1,806,463)    (4,376,494)      (935,263)        (12,748)
Transfers - interdivision and (to) from VALIC general
  account......................................................    (4,875,361)   (12,185,855)    21,171,352      15,544,305
                                                                 ----------------------------------------------------------
Accumulation units end of period...............................    60,780,161     65,292,617     63,537,455      22,866,634
                                                                ============================   ============================

                                                                June 30, 1997  Dec. 31, 1996   June 30, 1997  Dec. 31, 1996
                                                                ----------------------------   ----------------------------
Accumulation unit value........................................  $   2.982243   $   2.651899    $  1.233962    $   1.101584
                                                                ============================   ============================
Annuity unit value assuming a 3.5% discount factor.............  $   1.857984   $   1.680570    $  1.192309    $   1.082693
                                                                ============================   ============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                               SEPARATE ACCOUNT A                          19


            AGSPC                                                                                          AGSPC
   INTERNATIONAL GOVERNMENT                                 AGSPC                                   GOVERNMENT SECURITIES
          BOND FUND                              CAPITAL CONSERVATION FUND                                 FUND
--------------------------      ---------------------------------------------------------        ---------------------------
         DIVISION 13                    DIVISION 1                     DIVISION 7                        DIVISION 8
--------------------------      ----------------------------    -------------------------        ---------------------------
   FOR THE         FOR THE       FOR THE           FOR THE       FOR THE         FOR THE           FOR THE         FOR THE
  SIX MONTHS     YEAR ENDED     SIX MONTHS       YEAR ENDED     SIX MONTHS     YEAR ENDED         SIX MONTHS     YEAR ENDED
ENDED JUNE 30,   DECEMBER 31,  ENDED JUNE 30,    DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,     ENDED JUNE 30,   DECEMBER 31,
    1997            1996           1997             1996            1997           1996              1997           1996
--------------------------      ----------------------------    -------------------------        ---------------------------

$   3,232,700    $  6,561,676   $  174,423      $   385,044     $ 1,456,356     $ 3,053,956     $ 2,110,336     $ 4,076,937
     (902,690)      1,815,703        3,603           60,355        (500,175)       (425,696)       (457,660)       (378,294)
           --         295,588           --               --              --              --              --              --

   (9,495,112)     (2,362,017)     (31,630)        (428,426)        261,610      (2,170,354)        (51,434)     (2,658,037)
-----------------------------   ----------------------------    ----------------------------    ----------------------------

   (7,165,102)      6,310,950      146,396           16,973       1,217,791         457,906       1,601,242       1,040,606
-----------------------------   ----------------------------    ----------------------------    ----------------------------


   22,978,635      48,300,297      196,833          280,092       3,949,775      10,990,401       6,627,857      18,451,360

   (3,162,055)     (4,925,561)    (252,520)        (624,478)     (1,325,441)     (2,515,394)     (1,929,046)     (3,354,710)
          (19)            (33)        (258)            (512)             --              --              --              --
  (10,736,414)     16,174,338     (251,834)        (953,654)     (6,082,389)     (7,231,500)     (7,836,443)     (2,269,092)
-----------------------------   ----------------------------    ----------------------------    ----------------------------

    9,080,147      59,549,041     (307,779)      (1,298,552)     (3,458,055)      1,243,507      (3,137,632)     12,827,558
-----------------------------    ----------------------------    ----------------------------   ----------------------------
    1,915,045      65,859,991     (161,383)      (1,281,579)     (2,240,264)      1,701,413      (1,536,390)     13,868,164


  178,172,171     112,312,180     6,501,870       7,783,449      55,289,479      53,588,066      85,571,939      71,703,775
-----------------------------   ----------------------------    ----------------------------    ----------------------------
$ 180,087,216    $178,172,171    $6,340,487      $6,501,870     $53,049,215     $55,289,479     $84,035,549     $85,571,939
=============================   ============================    ============================    ============================

  112,601,583      73,369,250     1,991,536       2,402,085      30,286,494      29,573,808      47,130,169      39,847,053
   15,321,583      31,815,367        60,563          87,169       2,113,301       6,098,740       3,638,654      10,391,393
   (2,397,015)     (3,112,236)      (77,480)       (196,821)       (724,686)     (1,343,357)     (1,129,907)     (1,871,516)
   (6,863,367)     10,529,212       (76,961)       (300,897)     (3,282,282)     (4,042,697)     (4,229,906)     (1,236,761)
-----------------------------   ----------------------------    ----------------------------    ----------------------------
  118,662,794     112,601,593     1,897,658       1,991,536      28,392,827      30,286,494      45,409,010      47,130,169
=============================   ============================    ============================    ============================



JUNE 30, 1997    DEC. 31, 1996  JUNE 30, 1997  DEC. 31, 1996    JUNE 30, 1997   DEC. 31, 1996   JUNE 30, 1997   DEC. 31, 1996
------------------------------  ------------------------------  ------------------------------  ------------------------------

$   1.517557     $  1.582230    $ 3.338752     $  3.262402      $ 1.868402      $ 1.825549      $ 1.850636      $ 1.815651
=============================   ============================    ============================    ============================
$   1.246265     $  1.321708    $ 1.805519     $  1.794552      $ 1.263010      $ 1.255251      $ 1.250999      $ 1.248443
=============================   ============================    ============================    ============================


_______________________________________________________________________________

20                        FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         VANGUARD FIXED INCOME        VANGUARD FIXED INCOME
                                                                         SECURITIES FUND - L/T        SECURITIES FUND - L/T
                                                                          CORPORATE PORTFOLIO        U.S. TREASURY PORTFOLIO
                                                                     --------------------------    ----------------------------
                                                                             DIVISION 22                  DIVISION 23
                                                                     --------------------------    ----------------------------
                                                                        FOR THE       FOR THE        FOR THE        FOR THE
                                                                       SIX MONTHS    YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                                     ENDED JUNE 30,  DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,
                                                                          1997          1996*          1997           1996*
                                                                     --------------------------    ----------------------------
OPERATIONS:
Net investment income ...........................................    $     157,240   $    36,167   $     186,861   $     46,282
Net realized gain on investments.................................            3,892         2,260          18,237          2,349
Capital gains distributions from mutual funds....................            5,835        31,298               -              -
Net unrealized appreciation (depreciation)
  of investments during the period...............................           24,845       (11,407)        (29,307)        33,654
                                                                     ---------------------------   ----------------------------
     Increase in net assets resulting from operations............          191,812        58,318         175,791         82,285
                                                                     ===========================   ============================

PRINCIPAL TRANSACTIONS:
Purchase payments................................................        2,032,128     1,030,635       2,781,749      1,117,289
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees..............................          (61,373)       (3,212)        (53,406)        (9,447)
Annuity benefit payments.........................................                -             -               -              -
Amounts transferred (to) from VALIC general account..............        2,016,926     2,445,116       2,218,112      3,186,574
                                                                     ---------------------------   ----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.....................        3,987,681     3,472,539       4,946,455      4,294,416
                                                                     ---------------------------   ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................        4,179,493     3,530,857       5,122,246      4,376,701

NET ASSETS:
Beginning of period..............................................        3,530,857             -       4,376,701              -
                                                                     ---------------------------   ----------------------------
End of period....................................................    $   7,710,350   $ 3,530,857   $   9,498,947  $   4,376,701
                                                                     ============================   ============================

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period...........................        3,370,441             -       4,174,369              -
Purchase payments................................................        1,949,959     1,099,573       2,678,336      1,138,211
Surrenders.......................................................          (58,278)       (3,347)        (57,004)        (9,203)
Transfers - interdivision and (to) from VALIC general account....        1,934,544     2,274,215       2,143,904      3,045,361
                                                                     ---------------------------   ----------------------------
Accumulation units end of period.................................        7,196,666     3,370,441       8,939,605      4,174,369
                                                                     ============================   ============================

                                                                     JUNE 30, 1997  DEC. 31, 1996   JUNE 30, 1997  DEC. 31, 1996
                                                                     ----------------------------   ----------------------------
Accumulation unit value..........................................    $    1.071378  $    1.047595   $    1.062569  $    1.048470
                                                                     ============================   ============================
Annuity unit value assuming a 3.5% discount factor...............    $    1.035214  $    1.029630   $    1.026702  $    1.030490
                                                                     ============================   ============================

---------------------
* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.
_______________________________________________________________________________

                               SEPARATE ACCOUNT A                          21



                                     AGSPC
                               MONEY MARKET FUND
-----------------------------------------------------------------------------------
            DIVISION 2                                     DIVISION 6
--------------------------------            ---------------------------------------
   FOR THE             FOR THE                    FOR THE               FOR THE
  SIX MONTHS         YEAR ENDED                 SIX MONTHS             YEAR ENDED
ENDED JUNE 30,      DECEMBER 31,              ENDED JUNE 30,          DECEMBER 31,
     1997               1996                       1997                    1996
--------------------------------            -----------------------------------------

$    94,159          $ 216,537                 $ 2,487,981               $ 3,525,805
         --                 --                         --                       --
         --                 --                         --                       --

         --                 --                         --                       --
--------------------------------            -----------------------------------------
     94,159            216,537                   2,487,981                 3,525,805
--------------------------------            -----------------------------------------

     58,460            163,293                  26,394,442                40,448,483


    (98,693)          (465,203)                 (7,196,934)              (13,617,200)
         --                 --                        (795)                   (1,584)
   (112,520)        (1,426,148)                (10,115,164)               10,145,727
--------------------------------            -----------------------------------------


   (152,753)        (1,728,058)                  9,081,549                36,975,426
--------------------------------            -----------------------------------------
    (58,594)        (1,511,521)                 11,569,530                40,501,231


  4,879,501          6,391,022                 120,758,626                80,257,395
--------------------------------            -----------------------------------------
  4,820,907          4,879,501                 132,328,156               120,758,626
================================            =========================================

  2,142,534          2,917,361                  75,124,095                51,907,757
     25,527             73,255                  16,307,843                25,572,924
    (42,956)          (208,252)                 (4,444,554)               (8,565,366)
    (49,357)          (639,830)                 (6,266,749)                6,208,780
--------------------------------            -----------------------------------------
  2,075,748          2,142,534                  80,720,635                75,124,095
================================            =========================================



JUNE 30, 1997      DEC. 31, 1996               JUNE 30, 1997            DEC. 31, 1996
--------------------------------             -----------------------------------------

 $ 2.322491         $ 2.277444                  $ 1.639113                $ 1.607212
===============================              ========================================
 $ 1.402746         $ 1.399179                  $ 1.095901                $ 1.093041
===============================              ========================================

_______________________________________________________________________________

22                 NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

  American General Series Portfolio Company ("AGSPC"):
    AGSPC Stock Index Fund (Divisions 10A, B, C, and D)
    AGSPC MidCap Index Fund (Division 4)
    AGSPC Small Cap Index Fund (Division 14)
    AGSPC International Equities Fund (Division 11)
    AGSPC Growth Fund (Division 15)
    AGSPC Growth & Income Fund (Division 16)
    AGSPC Science & Technology Fund (Division 17)
    AGSPC Social Awareness Fund (Division 12)
    AGSPC Timed Opportunity Fund (Division 5)
    AGSPC Capital Conservation Fund (Divisions 1 and 7)
    AGSPC Government Securities Fund (Division 8)
    AGSPC International Government Bond Fund (Division 13)
    AGSPC Money Market Fund (Divisions 2 and 6)

  Dreyfus Variable Investment Fund -
    Dreyfus Small Cap Portfolio (Division 18)

  Founders Growth Fund (Division 30)

  Neuberger&Berman Guardian Trust (Division 29)

  Putnam Global Growth Fund (Division 28)
  Putnam New Opportunities Fund (Division 26)
  Putnam OTC & Emerging Growth Fund (Division 27)

  Scudder Growth and Income Fund (Division 21)

  Templeton Foreign Fund (Division 32)
  Templeton Variable Products Series Fund:
    Templeton Asset Allocation Fund (Division 19)
    Templeton International Fund (Division 20)

  American Century - Twentieth Century Ultra Fund (Division 31)

  Vanguard Fixed Income Securities Fund:
    Long-Term Corporate Portfolio (Division 22)
    Long-Term U.S. Treasury Portfolio (Division 23)
  Vanguard/Wellington Fund (Division 25)
  Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.


NOTE B -- SUMMARY OF SIGNIFICANT
             ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.


_______________________________________________________________________________

                               SEPARATE ACCOUNT A                          23

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 26 through 30 and Division 32, 0.25%; for Division 31, 0.20%.

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the six months ended June 30, 1997 and the year ended December 31, 1996, VALIC reduced expenses of Division 10B by $40,075 and $73,695, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $2,203,956 and $3,625,368 for the six months ended June 30, 1997, and the year ended December 31, 1996, respectively.

   VALIC received surrender charges of $1,223,705 and $1,998,356 for the six months ended June 30, 1997 and the year ended December 31, 1996, respectively. In addition, VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $36,222 and $4,237 for the six months ended June 30, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

   The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of June 30, 1997:

                                                                                                                       Unrealized
                                                                      Market                                          Appreciation
Underlying Fund                            Division       Shares      Price          Market             Cost         (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........     11        15,672,393    $12.05      $188,852,339      $169,879,073       $18,973,266
Putnam Global Growth Fund................     28         2,921,365     12.49        36,487,847        32,729,702         3,758,145
Templeton Foreign Fund...................     32         9,996,785     11.52       115,162,967       105,222,871         9,940,096
Templeton International Fund.............     20        33,936,080     20.26       687,544,971       532,232,162       155,312,809
AGSPC Science & Technology Fund..........     17        40,618,167     20.18       819,674,615       744,661,420        75,013,195
AGSPC Small Cap Index Fund...............     14        11,839,833     16.85       199,501,192       154,410,447        45,090,745
Dreyfus Small Cap Portfolio..............     18        13,330,473     56.20       749,172,561       595,307,310       153,865,251
Putnam New Opportunities Fund............     26         2,301,287     44.47       102,338,246        95,441,835         6,896,411
Putnam OTC & Emerging Growth Fund........     27         4,904,840     14.99        73,523,553        74,475,972          (952,419)
AGSPC Growth Fund........................     15        42,852,716     18.52       793,632,305       633,266,784       160,365,521
AGSPC MidCap Index Fund..................      4        29,133,311     21.38       622,870,194       448,751,645       174,118,549
American Century - Twentieth Century
   Ultra Fund............................     31         1,767,830     32.70        57,808,050        52,541,818         5,266,232
Founders Growth Fund.....................     30         4,379,593     18.77        82,204,956        73,809,354         8,395,602
AGSPC Growth & Income Fund...............     16        12,570,026     17.47       219,598,359       168,708,611        50,889,748
AGSPC Social Awareness Fund..............     12         9,079,709     18.64       169,245,767       132,753,441        36,492,326
AGSPC Stock Index Fund...................  10A,B,C,D    91,501,074     27.20     2,488,829,230     1,456,728,703     1,032,100,527
Neuberger&Berman Guardian Trust..........     29         1,324,828     17.93        23,754,159        21,598,147         2,156,012
Scudder Growth and Income Fund...........     21         2,292,581     27.02        61,945,551        55,520,344         6,425,207
Vanguard/Windsor II......................     24         5,273,324     27.57       145,385,541       131,838,643        13,546,898
Templeton Asset Allocation Fund..........     19        12,060,036     22.31       269,059,414       222,980,277        46,079,137
AGSPC Timed Opportunity Fund.............      5        14,027,996     12.93       181,381,989       156,328,824        25,053,165
Vanguard/Wellington Fund.................     25         2,695,964     29.06        78,344,716        73,555,508         4,789,208
AGSPC Intl Government Bond Fund..........     13        15,765,734     11.43       180,202,344       189,446,038        (9,243,694)
AGSPC Capital Conservation Fund..........    1 & 7       6,321,253      9.40        59,419,772        60,080,816          (661,044)
AGSPC Government Securities Fund.........      8         8,641,611      9.73        84,082,871        85,644,820        (1,561,949)
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........     22           879,667      8.73         7,679,497         7,666,059            13,438
   Long-Term U.S. Treasury Portfolio ....     23           967,385      9.83         9,509,391         9,505,044             4,347
AGSPC Money Market Fund..................    2 & 6     135,024,199      1.00       135,024,199       135,024,199                 -
                                                                                --------------------------------------------------
                                                                                $8,642,236,596    $6,620,109,867    $2,022,126,729
                                                                                ==================================================

_______________________________________________________________________________

24           NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the six months ended June 30, 1997, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                  Purchases            Sales
                                                                -------------------------------
      AGSPC International Equities Fund Division 11 .......     $   45,749,486     $ 66,602,179
      Putnam Global Growth Fund Division 28 ...............         15,499,947          825,115
      Templeton Foreign Fund Division 32 ..................         68,009,644          783,391
      Templeton International Fund Division 20 ............        121,502,702       25,762,284
      AGSPC Science & Technology Fund Division 17..........        120,749,888       39,673,440
      AGSPC Small Cap Index Fund Division 14 ..............         11,183,849       13,599,552
      Dreyfus Small Cap Portfolio Division 18 .............         52,347,887       15,591,906
      Putnam New Opportunities Fund Division 26 ...........         44,749,837          719,257
      Putnam OTC & Emerging Growth Fund Division 27 .......         27,448,231          964,218
      AGSPC Growth Fund Division 15 .......................         99,774,469        4,709,476
      AGSPC MidCap Index Fund Division 4 ..................         16,897,952       26,632,735
      American Century - Twentieth Century Ultra Fund
        Division 31 .......................................         34,954,888          347,568
      Founders Growth Fund Division 30 ....................         40,701,878          474,456
      AGSPC Growth & Income Fund Division 16 ..............         26,741,087        1,962,338
      AGSPC Social Awareness Fund Division 12 .............         41,003,814        1,117,577
      AGSPC Stock Index Fund:
         Division 10A .....................................          7,016,742       20,691,063
         Division 10B .....................................            488,174        1,895,543
         Division 10C .....................................        140,981,701       13,669,359
         Division 10D .....................................            970,748        3,071,143
      Neuberger&Berman Guardian Trust Division 29 .........         13,421,214          720,303
      Scudder Growth and Income Fund Division 21 ..........         37,827,020          613,148
      Vanguard/Windsor II Division 24 .....................         90,737,570          650,447
      Templeton Asset Allocation Fund Division 19 .........         61,073,328        1,698,831
      AGSPC Timed Opportunity Fund Division 5 .............          4,128,988       14,684,251
      Vanguard/Wellington Fund Division 25 ................         53,190,104        5,597,849
      AGSPC International Government Bond Fund Division 13.         36,064,649       23,486,310
      AGSPC Capital Conservation Fund:
         Division 1 .......................................            339,481          432,762
         Division 7 .......................................          3,240,927        5,205,783
      AGSPC Government Securities Fund Division 8 .........          5,487,085        6,465,394
      Vanguard Fixed Income Securities Fund:
         Long-Term Corporate Portfolio Division 22 ........          4,961,590          839,181
         Long-Term U.S. Treasury Portfolio Division 23 ....          6,082,092        1,150,931
      AGSPC Money Market Fund:
         Division 2 .......................................          1,125,927        1,185,160
         Division 6 .......................................        155,176,004      145,341,331
                                                                -------------------------------
            Total .........................................     $1,389,628,903     $447,164,281
                                                                ===============================


_______________________________________________________________________________